SHARE CAPITAL - Summary of Options Outstanding (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2020 shares $ / shares	Sep. 30, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Ending	2,362,163	2,362,163
Canadian Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Beginning	860,379	860,379	875,433	875,433
Number of Stock Options, Granted	75,494	75,494	35,719	35,719
Number of Stock Options, Expired/Forfeited	(40,515)	(40,515)	(50,773)	(50,773)
Number of Stock Options, Balance Ending	895,358	895,358	860,379	860,379
Weighted-average Exercise Price, Balance Beginning | $ / shares		$ 5.89		$ 18.20
Weighted-average Exercise Price, Granted | $ / shares		0.94		4.54
Weighted-average Exercise Price, Expired/Forfeited | $ / shares		11.56		31.79
Weighted-average Exercise Price, Balance Ending | $ / shares		$ 5.22		$ 5.89
US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Beginning	854,042	854,042	50,349	50,349
Number of Stock Options, Granted	1,374,291	1,374,291	843,693	843,693
Number of Stock Options, Expired/Forfeited	(761,528)	(761,528)	(40,000)	(40,000)
Number of Stock Options, Balance Ending	1,466,805	1,466,805	854,042	854,042
Weighted-average Exercise Price, Balance Beginning | $ / shares	$ 2.65		$ 1.55
Weighted-average Exercise Price, Granted | $ / shares	0.96		2.72
Weighted-average Exercise Price, Expired/Forfeited | $ / shares	2.66		3.72
Weighted-average Exercise Price, Balance Ending | $ / shares	$ 1.06		$ 2.65